OTHER LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2024
OTHER LIABILITIES
Schedule of current other liabilities

In millions	September 30, 2024	December 31, 2023
Related to financing activities:
Payables related to derivatives	41.8	31.2
Accrued interest	14.9	33.0
Related to operating and other activities:
Accrued personnel costs	196.2	148.0
Accrued advertising and promotions	93.3	57.3
Sales & value-added taxes	62.9	25.7
Contract liabilities	48.4	25.0
Refund liabilities	47.5	35.5
Goods received not invoiced	33.0	25.7
Accrued royalties	6.8	8.5
Liabilities for share-based payments	3.0	18.5
Other accrued liabilities	118.0	159.2
Total	$665.8	$567.5